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VIA EDGAR

December 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Smith Barney Managed Governments Fund Inc. (the "Fund")
         File Nos. 002-91948 and 811-4061


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Fund do not differ from those contained in Post-Effective Amendment No. 30 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on November 22, 2002 and became effective on November 28, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.

Any questions regarding this filing should be directed to the undersigned at
(203) 890-7044.

Very truly yours,


/s/Michael Kocur
Michael Kocur
Assistant Secretary